Property and Equipment, net - Summary of Property and Equipment, net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 464	$ 457
Less accumulated depreciation and amortization	(324)	(216)
Property and Equipment, Net	140	241
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	30	30
Computer And Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	154	149
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	78	61
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	188	188
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 14	$ 29